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AMERICAN
EXPRESS
     Financial
     Direct


Strategist Tax-Free Income Fund, Inc.

1999 Annual Report


Strategist Tax-Free High Yield Fund
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Table of Contents
From the Portfolio Manager                                                 2
The Fund's Long-term Performance                                           4
Independent Auditors' Report (Strategist Tax-Free High Yield Fund)         6
Financial Statements (Strategist Tax-Free High Yield Fund)                 7
Notes to Financial Statements (Strategist Tax-Free High Yield Fund)       10
Federal Income Tax Information (Strategist Tax-Free High Yield Fund)      15
Independent Auditors' Report (Tax-Free High Yield Portfolio)              17
Financial Statements (Tax-Free High Yield Portfolio)                      18
Notes to Financial Statements (Tax-Free High Yield Portfolio)             21
Investments in Securities (Tax-Free High Yield Portfolio)                 25

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(picture of) Kurt Larson
Kurt Larson
Portfolio manager

From the Portfolio Manager
Strategist Tax-Free High Yield Fund

Rising interest rates led to slightly higher interest income for Strategist Tax Free High Yield Fund during the past fiscal year -- December 1998 through November 1999. However, because the interest-rate trend resulted in a decline in net asset value, the Fund experienced a loss of 2.25% on a total return basis.

At the outset of the period, with worries about a potential global recession on the wane, investors refocused their attention on the remarkably robust U.S. economy. Despite ongoing reports of still-benign inflation, they concluded that an increase in consumer prices was becoming a greater possibility.

That concern was later reinforced by the Federal Reserve Board, which increased short-term interest rates three times in an effort to cool off the economy and, ultimately, take some pressure off inflation. The result was increased selling pressure on bonds, which in turn drove long-term interest rates up and bond prices down for much of the 12 months. Most affected were U.S. Treasury bonds, but municipal issues were penalized as well, particularly during the summer and fall.

DEMAND DROPS
Looking at other market fundamentals, the supply of municipal bonds declined early in the period, then increased in the second half of the fiscal year. On the demand side, institutional buying slacked off as the period progressed. That also weakened the support for bond prices.

As for changes to the portfolio, they were minor. I kept the duration (a function of the average maturity of the bonds owned that affects the Fund's sensitivity to interest-rate swings) in the neutral-to-slightly-short range. In the end, that cushioned the decline in net asset value somewhat when interest rates rose.

STRATEGIST TAX-FREE HIGH YIELD FUND
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My main focus, though, continued to be on keeping the interest income as high as prudently possible. In keeping with that, I added to investments in lower-rated bonds, which provided more income. At period-end, about 23% of the portfolio was invested in low-grade bonds.

As the new fiscal year begins, the biggest issue facing the bond market centers on what the Federal Reserve Board might do with short-term interest rates in the months ahead. My view is that the question may hang over the market until, perhaps, spring. Therefore, over the near term at least, I plan to stick with an investment approach that focuses mainly on enhancing the Fund's yield.

Kurt Larson

                                                            ANNUAL REPORT - 1999
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The Fund's Long-term Performance

          How $10,000 has grown in Strategist Tax-Free High Yield Fund


                                                   Lehman Brothers
                                                  xMunicipal Bond Index
                                          xLipper General       x11,929
$10,000                                    Municipal Index   Strategist Tax-Free
                                                             High Yield Fund

 6/1/96         11/96         11/97       11/98                    11/99
Average annual total returns (as of Nov. 30, 1999)

        1 year               5 years            10 years
        -2.25%               +6.81%              +6.22%

Assumes: Holding period from 6/1/96 to 11/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $2,422. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, AXP High Yield Tax-Exempt Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Tax-Free High Yield Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST TAX-FREE HIGH YIELD FUND
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Lehman  Brothers  Municipal  Bond Index,  an  unmanaged  index,  is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees. However, the securities used to create the index may not be representative of the bonds held in the portfolio.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                            ANNUAL REPORT - 1999
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The  financial   statements   contained  in   Post-Effective   Amendment  #6  to
Registration Statement No. 33-63909 filed on or about Jan. 27, 2000, are incorporated herein by reference.

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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

Strategist Tax-Free High Yield Fund, Fiscal year ended Nov. 30, 1999


Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.02022
Jan. 25, 1999                                                    0.02587
Feb. 25, 1999                                                    0.02358
March 24, 1999                                                   0.01868
April 26, 1999                                                   0.02335
May 27, 1999                                                     0.02178
June 23, 1999                                                    0.01673
July 26, 1999                                                    0.02317
Aug. 26, 1999                                                    0.05670
Sept. 22, 1999                                                   0.00812
Oct. 25, 1999                                                    0.05059
Nov. 23, 1999                                                    0.05746
Total distributions                                             $0.34625*

*The total distribution of $0.34625 includes $0.10000 from tax return of capital.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

                                                            ANNUAL REPORT - 1999
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Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1999 are listed below.

Alabama                             0.299%
Alaska                              0.235
Arizona                             1.330
Arkansas                            0.141
California                          8.955
Colorado                            7.251
Connecticut                         0.159
Florida                             4.813
Georgia                             2.090
Hawaii                              0.426
Idaho                               0.009
Illinois                            8.132
Indiana                             2.454
Iowa                                0.657
Kansas                              0.116
Kentucky                            0.939
Louisiana                           2.840
Maine                               0.130
Maryland                            0.774
Massachusetts                       3.119
Michigan                            4.884
Minnesota                           4.235
Mississippi                         0.915
Missouri                            0.670
Nebraska                            0.024
Nevada                              0.821
New Hampshire                       2.259
New Jersey                          0.141
New Mexico                          1.922
New York                            7.946
North Carolina                      3.502
North Dakota                        0.305
Ohio                                3.321
Oklahoma                            1.232
Oregon                              0.617
Pennsylvania                        4.032
Puerto Rico                         0.532
South Carolina                      1.135
South Dakota                        0.555
Tennessee                           0.420
Texas                               7.471
Utah                                2.020
Virginia                            0.752
Washington                          2.714
Washington, DC                      0.617
West Virginia                       1.186
Wisconsin                           0.673
Wyoming                             0.230

STRATEGIST TAX-FREE HIGH YIELD FUND
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American Express Financial Advisors Inc., Distributor


S-6125 E (1/00)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.